UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Patrick F. Quan

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund, Inc. Investment Portfolio June 30, 2014

unaudited

Common stocks 90.31%
		Value
Consumer discretionary 19.52%	Shares	(000)

Netflix, Inc.[1]	978,743	$431,234
Domino’s Pizza, Inc.[2]	3,140,000	229,503
Lions Gate Entertainment Corp.[2]	7,346,000	209,949
Melco International Development Ltd.	55,345,000	167,455
Paddy Power PLC	2,266,000	148,936
Mr Price Group Ltd.	7,820,383	132,958
John Wiley & Sons, Inc., Class A	1,971,083	119,428
Tesla Motors, Inc.[1]	433,200	103,994
Ted Baker PLC[2]	3,154,993	97,784
Five Below, Inc.[1]	2,415,133	96,388
Coupons.com Inc.[1,2,3]	3,287,996	75,261
Coupons.com Inc.[1,2]	700,000	18,417
ASOS PLC[1]	1,787,755	90,563
Dollarama Inc.	1,039,000	85,541
TOD’S SpA	655,000	83,366
START TODAY Co., Ltd.	2,904,000	76,337
Penske Automotive Group, Inc.	1,502,000	74,349
SeaWorld Entertainment, Inc.	2,584,500	73,219
Entertainment One Ltd.[1]	13,659,782	72,470
Inchcape PLC	6,465,600	70,209
YOOX SpA[1]	2,571,469	69,366
OSIM International Ltd	31,600,000	68,172
Jumbo SA1	4,087,964	66,948
Tiffany & Co.	667,000	66,867
Rightmove PLC	1,812,000	66,487
Brinker International, Inc.	1,362,500	66,286
Eclat Textile Co., Ltd.	5,279,000	64,003
Arcos Dorados Holdings Inc., Class A	5,615,000	62,888
Domino’s Pizza Enterprises Ltd.	3,099,116	62,713
Group 1 Automotive, Inc.	702,600	59,236
Gentex Corp.	1,954,567	56,858
ASKUL Corp.	2,038,600	54,796
Jubilant FoodWorks Ltd.[1]	2,495,098	54,258
Ocado Group PLC[1]	8,533,708	54,227
Liberty Global PLC, Class C1	877,628	37,132
Liberty Global PLC, Class A1	351,978	15,564
Gourmet Master Co., Ltd.	6,690,000	51,870
Chow Sang Sang Holdings International Ltd.	20,564,000	51,474
PT Matahari Department Store Tbk	44,070,000	51,300
Jarden Corp.[1]	862,500	51,189
Melco Crown Entertainment Ltd. (ADR)	1,400,000	49,994
Sotheby’s Holdings, Inc.	1,175,000	49,338
Brunello Cucinelli SpA	2,068,086	47,008
Zee Entertainment Enterprises Ltd.	9,270,000	45,229
Estácio Participações SA, ordinary nominative	3,360,000	44,481
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

L’Occitane International SA	19,659,750	$43,934
Moncler SpA	2,394,500	39,706
Cox & Kings Ltd.[1,2]	10,592,000	37,432
Cox & Kings Ltd. (GDR)[2,3]	330,000	1,166
Unibet Group PLC (SDR)	713,500	35,453
Home Inns & Hotels Management Inc. (ADR)[1]	1,006,000	34,435
PARADISE Co., Ltd.	900,000	33,267
Ctrip.com International, Ltd. (ADR)[1]	512,000	32,788
Stella International Holdings Ltd.	11,999,500	32,591
Daily Mail and General Trust PLC, Class A, nonvoting	2,210,000	31,468
Bloomin’ Brands, Inc.[1]	1,400,000	31,402
Navitas Ltd.	4,625,000	31,095
Zhongsheng Group Holdings Ltd.	22,854,000	29,782
PT Multipolar Tbk	497,040,000	28,300
Poya Co., Ltd.[2]	4,666,000	27,270
Minth Group Ltd.	13,690,000	26,601
Rentrak Corp.[1]	500,000	26,225
Lennar Corp., Class A	619,000	25,986
Installed Building Products, Inc.[1,2]	2,068,345	25,337
Murphy USA Inc.[1]	510,000	24,934
Boyd Gaming Corp.[1]	2,049,000	24,854
Nord Anglia Education, Inc.[1]	1,313,700	24,041
Chipotle Mexican Grill, Inc.[1]	39,890	23,635
Brunswick Corp.	560,000	23,593
Merida Industry Co., Ltd.	3,462,000	22,958
Titan Co. Ltd.	3,760,000	22,071
zulily, inc., Class A1	534,000	21,867
Playmates Toys Ltd.	57,268,000	21,724
Oxford Industries, Inc.	318,000	21,201
China Lodging Group, Ltd. (ADR)[1]	840,000	21,084
Eros International PLC, Class A1	1,371,666	20,808
Redrow PLC	4,185,000	19,496
Mothercare PLC[2]	4,450,000	18,183
TravelCenters of America LLC[1,2]	2,023,750	17,971
I.T Limited[1]	50,058,000	17,568
Toll Brothers, Inc.[1]	471,800	17,409
Cavco Industries, Inc.[1]	204,000	17,401
Dick Smith Holdings Ltd.[1]	9,090,940	16,802
Intercontinental Hotels Group PLC	401,966	16,655
ValueVision Media, Inc., Class A1,2	3,184,170	15,889
Grand Korea Leisure Co. Ltd.	385,000	15,829
Standard Pacific Corp.[1]	1,794,000	15,428
Don Quijote Holdings Co., Ltd.	273,200	15,237
eLong, Inc. (ADR)[1]	690,000	15,139
Tribhovandas Bhimji Zaveri Ltd.[2]	4,335,732	15,066
CTC Media, Inc.	1,365,922	15,039
Parkson Retail Asia Ltd.	23,182,000	14,873
Fourlis Holdings SA1	2,035,000	14,852
HUGO BOSS AG	99,231	14,831
TAKKT AG	801,778	14,701
Hankook Tire Co., Ltd.	233,473	13,937
Major Cineplex Group PCL	23,845,000	13,886
Matas A/S1	483,000	13,705
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Golden Eagle Retail Group Ltd.	11,172,000	$ 13,564
SHW AG, non-registered shares	230,000	12,977
Topps Tiles PLC	7,000,000	12,729
GVC Holdings PLC	1,663,694	12,542
Bloomberry Resorts Corp.[1]	49,631,200	12,234
Container Store Group, Inc.[1]	440,000	12,223
D.R. Horton, Inc.	490,000	12,044
Ripley Corp SA	17,726,000	11,667
PT Ace Hardware Indonesia Tbk	156,400,000	11,610
Valeo SA, non-registered shares	86,000	11,551
William Hill PLC	2,047,800	11,495
Techtronic Industries Co. Ltd.	3,570,000	11,446
Papa Murphy’s Holdings, Inc.[1,2]	1,102,000	10,557
American Axle & Manufacturing Holdings, Inc.[1]	505,000	9,539
POLYTEC Holding AG, non-registered shares	834,369	9,163
Mando Corp.	72,600	9,113
zooplus AG, non-registered shares[1]	148,400	8,976
DSW Inc., Class A	320,000	8,941
Giordano International Ltd.	15,136,000	8,925
PT Astra Otoparts Tbk	23,746,000	7,712
Weight Watchers International, Inc.	382,000	7,705
Café de Coral Holdings Ltd.	2,240,000	7,558
Quiksilver, Inc.[1]	1,819,600	6,514
NagaCorp Ltd.	7,330,000	6,460
Talwalkars Better Value Fitness Ltd.[2]	1,694,000	5,405
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	4,821
Mood Media Corp.[1,2]	6,375,000	3,047
Mood Media Corp. (CDI)[1,2]	3,710,000	1,773
Alpargatas SA, preferred nominative	891,022	4,638
Powerland AG, non-registered shares[1,2]	1,200,000	3,262
Phorm Corp. Ltd.[1]	15,890,000	2,549
Ten Alps PLC[1]	3,439,001	49
Five Star Travel Corp.[1,3,4]	96,033	30
CEC Unet PLC[1,2,3]	35,100,775	—
Spot Runner, Inc.[1,3,5]	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units[1,3,5]	1,900,000	—
		5,294,769

Health care 14.52%

Incyte Corp.[1]	4,445,600	250,910
Synageva BioPharma Corp.[1,2]	2,190,074	229,520
Myriad Genetics, Inc.[1,2]	5,610,556	218,363
Endo International PLC[1]	1,745,100	122,192
Endo International PLC (CAD denominated)[1]	1,343,224	93,165
Hikma Pharmaceuticals PLC	5,625,153	161,539
Molina Healthcare, Inc.[1,2]	3,469,800	154,857
Regeneron Pharmaceuticals, Inc.[1]	492,421	139,094
Centene Corp.[1]	1,835,000	138,744
GW Pharmaceuticals PLC (ADR)[1,2]	1,212,300	130,068
athenahealth, Inc.[1]	929,371	116,292
Emeritus Corp.[1,2]	3,480,000	110,142
Illumina, Inc.[1]	563,900	100,679
Sysmex Corp.	2,615,000	98,219
Common stocks
		Value
Health care (continued)	Shares	(000)

BioMarin Pharmaceutical Inc.[1]	1,422,500	$88,494
bluebird bio, Inc.[1,2]	1,945,015	75,019
Ultragenyx Pharmaceutical Inc.[1,2,3]	889,970	36,355
Ultragenyx Pharmaceutical Inc.[1,2]	668,987	30,031
GN Store Nord AS	2,137,699	61,247
NuVasive, Inc.[1]	1,691,136	60,154
Nihon Kohden Corp.	1,129,600	56,644
Grifols, SA, Class A, non-registered shares	665,000	36,346
Grifols, SA, Class B, non-registered shares	463,950	20,234
Theravance, Inc.[1]	1,897,000	56,493
Intuitive Surgical, Inc.[1]	135,000	55,593
Alnylam Pharmaceuticals, Inc.[1]	848,700	53,612
Insulet Corp.[1]	1,308,000	51,888
Genomma Lab Internacional, SAB de CV, Series B1	18,433,000	49,999
Hologic, Inc.[1]	1,965,000	49,813
Team Health Holdings, Inc.[1]	975,300	48,707
Teleflex Inc.	460,700	48,650
Galapagos NV1,2	2,378,928	46,191
Fleury SA, ordinary nominative	6,040,900	45,932
Novadaq Technologies Inc.[1]	2,630,948	43,358
Fisher & Paykel Healthcare Corp. Ltd.	9,663,437	40,189
Virbac SA	160,200	37,006
PerkinElmer, Inc.	745,000	34,896
Covance Inc.[1]	400,000	34,232
Orexigen Therapeutics, Inc.[1]	5,460,200	33,744
Zeltiq Aesthetics, Inc.[1,2]	2,070,000	31,443
Achillion Pharmaceuticals, Inc.[1]	4,130,000	31,264
HeartWare International, Inc.[1]	345,800	30,603
Neovasc Inc.[1,2]	4,277,000	26,655
Pharmacyclics, Inc.[1]	283,656	25,447
Tong Ren Tang Technologies Co., Ltd., Class H	17,210,000	25,136
MD Medical Group Investments PLC (GDR)	2,632,000	24,991
Ironwood Pharmaceuticals, Inc., Class A1	1,605,000	24,605
QIAGEN NV1	968,751	23,479
XenoPort, Inc.[1,2]	4,769,000	23,034
Prothena Corp. PLC[1]	1,011,479	22,809
Eurofins Scientific SE, non-registered shares	73,500	22,605
Agios Pharmaceuticals, Inc.[1]	488,000	22,360
PT Siloam International Hospitals Tbk[1]	18,060,000	22,013
Gerresheimer AG, non-registered shares	310,000	21,385
Premier, Inc., Class A1	725,000	21,025
KYTHERA Biopharmaceuticals, Inc.[1]	547,300	21,000
Nobel Biocare Holding AG	1,350,000	20,095
ChemoCentryx, Inc.[1,2]	3,426,800	20,047
Castlight Health, Inc., Class B1	1,294,467	19,676
Theravance Biopharma, Inc.[1]	542,000	17,279
Neurocrine Biosciences, Inc.[1]	1,150,200	17,069
InterMune Inc.[1]	383,000	16,909
GI Dynamics, Inc. (CDI)[1,2]	30,320,000	16,582
Brookdale Senior Living Inc.[1]	490,000	16,337
Circassia Pharmaceuticals PLC[1]	3,260,000	15,399
Seattle Genetics, Inc.[1]	372,000	14,229
Wright Medical Group, Inc.[1]	438,485	13,768
Common stocks
		Value
Health care (continued)	Shares	(000)

CONMED Corp.	310,000	$ 13,687
Orthofix International NV1	377,000	13,666
Medivation, Inc.[1]	160,000	12,333
Sirona Dental Systems, Inc.[1]	120,000	9,895
Krka, dd, Novo mesto	99,787	9,565
Pharmstandard OJSC (GDR)[1]	924,610	8,506
Mesoblast Ltd.[1]	1,560,000	6,575
		3,940,082

Industrials 12.04%

Moog Inc., Class A1	2,630,800	191,759
ITT Corp.	2,946,621	141,732
AA PLC[1,2]	29,599,428	125,628
American Airlines Group Inc.[1]	2,575,000	110,622
CIMC Enric Holdings Ltd.	76,091,000	100,140
Northgate PLC[2]	10,626,805	95,389
Loomis AB, Class B	2,883,452	88,684
Intertek Group PLC	1,825,000	85,860
BELIMO Holding AG	28,050	75,660
Oshkosh Corp.	1,340,000	74,410
IDEX Corp.	875,000	70,647
MonotaRO Co., Ltd.	2,513,800	69,480
Polypore International, Inc.[1]	1,397,100	66,684
Spirax-Sarco Engineering PLC	1,419,000	66,370
MITIE Group PLC	11,709,000	63,864
Clean Harbors, Inc.[1]	919,500	59,078
Waste Connections, Inc.	1,206,000	58,551
Johnson Electric Holdings Ltd.	58,115,500	51,964
Landstar System, Inc.	791,000	50,624
PARK24 Co., Ltd.	2,765,000	50,275
Boer Power Holdings Ltd.[2]	39,202,000	48,406
NORMA Group SE, non-registered shares	872,600	48,278
Harmonic Drive Systems Inc.	1,136,700	45,780
OSG Corp.	2,428,300	44,776
Alliance Global Group, Inc.	66,295,000	44,197
Chart Industries, Inc.[1]	520,700	43,083
Takeuchi Mfg. Co., Ltd.[2]	1,232,300	42,088
Continental Building Products, Inc.[1,2]	2,705,000	41,657
Japan Airport Terminal Co. Ltd.	1,356,000	40,223
Exponent, Inc.	535,000	39,649
Masco Corp.	1,625,000	36,075
Watsco, Inc.	350,000	35,966
Mistras Group, Inc.[1,2]	1,460,000	35,799
KEYW Holding Corp.[1,2]	2,836,400	35,654
Stock Building Supply Holdings, Inc.[1,2]	1,785,000	35,218
King Slide Works Co., Ltd.	2,459,000	35,166
AirAsia Bhd.	48,188,700	34,517
Exova Group PLC[1]	8,140,000	34,270
Summit Ascent Holdings Ltd.[1]	44,000,000	33,495
TransDigm Group Inc.	190,000	31,779
Meggitt PLC	3,470,000	30,049
Flughafen Zürich AG	48,400	29,745
Globaltrans Investment PLC (GDR)[4]	1,529,400	17,512
Common stocks
		Value
Industrials (continued)	Shares	(000)

Globaltrans Investment PLC (GDR)	1,028,600	$ 11,777
Rheinmetall AG	390,000	27,609
Pfeiffer Vacuum Technology AG, non-registered shares	249,000	27,457
Graco Inc.	340,000	26,547
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	2,140,000	25,114
Avis Budget Group, Inc.[1]	420,000	25,070
Pegasus Hava Tasimaciligi AS1	1,885,000	24,868
Carborundum Universal Ltd.	7,985,000	22,928
BTS Rail Mass Transit Growth Infrastructure Fund	71,183,700	21,933
ARC Document Solutions, Inc.[1,2]	3,734,755	21,886
Gujarat Pipavav Port Ltd.[1]	10,180,000	19,812
Regus PLC	6,205,000	19,295
Shun Tak Holdings Ltd.[1]	35,460,000	17,981
Orient Overseas (International) Ltd.	3,653,000	17,887
MSA Safety Inc.	300,000	17,244
Amara Raja Batteries Ltd.	2,173,886	17,017
G&K Services, Inc., Class A	321,800	16,756
Beacon Roofing Supply, Inc.[1]	500,000	16,560
Robert Half International Inc.	337,000	16,088
Frigoglass SAIC[1,2]	3,052,380	15,548
Cummins India Ltd.	1,418,800	15,277
PT AKR Corporindo Tbk	40,759,000	14,887
Okabe Co., Ltd.	1,208,000	14,798
Wienerberger AG	868,000	14,560
Geberit AG	41,000	14,393
Houston Wire & Cable Co.[2]	1,150,000	14,271
Cebu Air, Inc.	10,800,000	14,103
Nok Airlines PCL	26,730,400	14,084
DKSH Holding AG	179,551	13,657
Shanghai Industrial Holdings Ltd.	4,185,000	12,743
Teleperformance SA	204,247	12,517
MTU Aero Engines AG	134,000	12,328
Jaiprakash Associates Ltd.	9,480,259	12,169
SATS Ltd.	4,802,000	12,093
USG Corp.[1]	397,000	11,962
AIA Engineering Ltd.	907,550	11,715
Singamas Container Holdings Ltd.	56,310,000	11,479
Pipavav Defence and Offshore Engineering Co. Ltd.[1,3]	9,925,000	11,448
National Express Group PLC	2,363,800	10,591
PayPoint PLC	531,500	9,997
Andritz AG	170,000	9,825
Danieli & C. Officine Meccaniche SpA, nonconvertible shares	371,169	8,320
Pacific Basin Shipping Ltd.	11,650,000	7,245
TD Power Systems Ltd.	1,209,982	6,435
China Automation Group Ltd.[1]	27,000,000	4,912
		3,265,989
Information technology 11.61%

AAC Technologies Holdings Inc.	29,287,250	190,641
TriQuint Semiconductor, Inc.[1,2]	8,912,000	140,899
Demandware, Inc.[1,2]	1,803,000	125,074
Topcon Corp.	5,036,100	116,327
Palo Alto Networks, Inc.[1]	1,132,350	94,948
Common stocks
		Value
Information technology (continued)	Shares	(000)

Finisar Corp.[1]	4,619,600	$91,237
MercadoLibre, Inc.	884,000	84,334
QIWI PLC, Class B (ADR)	2,075,000	83,685
Hamamatsu Photonics KK	1,665,100	81,689
Xoom Corp.[1,2]	3,035,570	80,018
Halma PLC	6,940,105	70,017
Semiconductor Manufacturing International Corp.[1]	787,175,000	68,049
National Instruments Corp.	2,094,264	67,833
Concur Technologies, Inc.[1]	719,869	67,193
CDW Corp.	2,060,000	65,673
Playtech PLC	6,084,421	64,195
ASM International NV	1,489,000	61,778
OpenTable, Inc.[1]	550,000	56,980
OBIC Co., Ltd.	1,710,300	56,388
Dolby Laboratories, Inc., Class A1	1,268,400	54,795
Anritsu Corp.	4,555,000	51,168
Spectris PLC	1,314,600	49,946
Vistaprint NV1	1,170,820	47,371
Zebra Technologies Corp., Class A1	568,900	46,832
Cornerstone OnDemand, Inc.[1]	1,000,000	46,020
Alcatel-Lucent[1]	11,726,125	41,876
International Rectifier Corp.[1]	1,497,734	41,787
Knowles Corp.[1]	1,296,091	39,842
Oxford Instruments PLC	1,719,500	38,256
Ellie Mae, Inc.[1]	1,191,000	37,076
Info Edge (India) Ltd.	3,275,101	36,699
Zoopla Property Group PLC[1]	8,823,800	34,808
Cray Inc.[1]	1,303,772	34,680
Autodesk, Inc.[1]	605,000	34,110
RIB Software AG	1,868,092	33,637
Itron, Inc.[1]	815,000	33,048
Trimble Navigation Ltd.[1]	840,000	31,038
Montage Technology Group Ltd.[1,2]	1,422,862	29,439
FireEye, Inc.[1]	694,188	28,149
SUNeVision Holdings Ltd.	78,800,000	26,740
Hittite Microwave Corp.	340,380	26,533
Nemetschek AG	274,258	26,479
Inphi Corp.[1,2]	1,727,997	25,367
ASM Pacific Technology Ltd.	2,314,700	25,296
KLA-Tencor Corp.	340,650	24,745
Hana Microelectronics PCL	23,935,000	24,706
Belden Inc.	300,000	23,448
AVEVA Group PLC	594,619	20,739
M/A-COM Technology Solutions Holdings, Inc.[1]	893,839	20,094
Pandora Media, Inc.[1]	675,000	19,913
Wix.com Ltd.[1]	1,000,000	19,840
Gogo Inc.[1]	1,000,000	19,560
Suprema Inc.[1,2]	868,200	19,092
Atmel Corp.[1]	1,887,840	17,689
Persistent Systems Ltd.	956,000	17,186
Arista Networks, Inc.[1]	272,010	16,971
MagnaChip Semiconductor Corp.[1]	1,200,000	16,920
Kingdee International Software Group Co. Ltd.[1]	50,000,000	16,386
Common stocks
		Value
Information technology (continued)	Shares	(000)

Cvent, Inc.[1]	560,000	$ 16,290
Semtech Corp.[1]	620,000	16,213
CoStar Group, Inc.[1]	100,000	15,817
Blackhawk Network Holdings, Inc., Class A1	533,000	15,041
Tableau Software, Inc., Class A1	200,000	14,266
Immersion Corp.[1]	1,105,365	14,060
Agilysys, Inc.[1]	954,781	13,443
SciQuest, Inc.[1]	740,000	13,091
Demand Media, Inc.[1]	2,696,660	12,998
Zynga Inc., Class A1	3,910,000	12,551
RF Micro Devices, Inc.[1]	1,305,000	12,515
Alten SA, non-registered shares	250,000	11,880
NHN Entertainment Corp.[1]	151,000	11,700
ON Semiconductor Corp.[1]	1,230,000	11,242
PChome Online Inc.[3]	954,788	10,743
iEnergizer Ltd.[1,2]	7,650,500	10,474
VTech Holdings Ltd.	685,000	9,103
Angie’s List, Inc.[1]	660,000	7,880
Ultimate Software Group, Inc.[1]	55,700	7,696
Kapsch TrafficCom AG, non-registered shares	164,119	7,618
Youku Tudou Inc., Class A (ADR)[1]	300,000	7,158
Rally Software Development Corp.[1]	600,000	6,534
Tangoe, Inc.[1]	422,400	6,361
Cognex Corp.	161,202	6,190
Yaskawa Electric Corp.	375,000	4,542
NetSuite Inc.[1]	50,000	4,344
Kingboard Laminates Holdings Ltd.	3,353,781	1,277
Wacom Co., Ltd.	196,600	1,120
Remark Media, Inc.[1]	108,065	961
China High Precision Automation Group Ltd.[1,2,3]	53,032,000	684
		3,149,031

Financials 9.84%

SVB Financial Group[1]	1,355,900	158,125
Financial Engines, Inc.	2,487,430	112,631
Validus Holdings, Ltd.	2,708,000	103,554
Umpqua Holdings Corp.	5,670,041	101,607
GT Capital Holdings, Inc.	4,782,200	95,315
Onex Corp.	1,380,600	85,420
PacWest Bancorp	1,942,149	83,843
Tokyo Tatemono Co., Ltd.	7,865,000	72,746
Kotak Mahindra Bank Ltd.	4,940,000	72,570
East West Bancorp, Inc.	1,855,000	64,906
Greenhill & Co., Inc.	1,288,500	63,459
First Republic Bank	1,141,825	62,789
Ocwen Financial Corp.[1]	1,675,000	62,142
HCC Insurance Holdings, Inc.	1,257,000	61,518
Altisource Residential Corp.	2,188,650	56,971
Fibra Uno Administración, SA de CV	15,355,891	53,583
Eurobank Properties Real Estate Investment Co.	4,152,355	49,183
BOK Financial Corp.	680,000	45,288
VZ Holding AG	263,200	44,074
ICG Group, Inc.[1,2]	2,094,000	43,723
Common stocks
		Value
Financials (continued)	Shares	(000)

Talmer Bancorp, Inc., Class A1,3	3,068,056	$ 41,039
EFG International AG	3,510,515	40,972
Altisource Asset Management Corp.[1]	56,503	40,855
Foxtons Group PLC	7,448,532	38,280
Springleaf Holdings, Inc.[1]	1,464,200	37,996
Avanza Bank Holding AB	880,859	36,914
Kemper Corp.	1,000,000	36,860
GRUH Finance Ltd.	10,900,000	36,418
Shriram Transport Finance Co. Ltd.	2,269,896	34,157
Kenedix, Inc.[1]	6,413,000	31,968
Janus Capital Group Inc.	2,543,000	31,737
ING Vysya Bank Ltd.	2,907,649	31,416
Altisource Portfolio Solutions SA1	273,000	31,280
Cerved Information Solutions SPA, non-registered shares[1]	4,220,000	28,545
Inversiones La Construcción SA	2,334,000	28,184
Old Republic International Corp.	1,635,000	27,043
LSL Property Services PLC	4,166,350	26,667
Genworth Mortgage Insurance Australia Ltd.[1]	8,600,000	26,599
Tune Ins Holdings Bhd.	36,816,000	26,027
Texas Capital Bancshares, Inc.[1]	461,700	24,909
East West Banking Corp.[1]	35,803,900	24,731
Crédito Real, SAB de CV	10,961,030	24,544
Mercury General Corp.	500,000	23,520
K. Wah International Holdings Ltd.	33,688,046	23,515
Popular, Inc.[1]	656,000	22,422
Square 1 Financial, Inc., Class A1	1,161,576	22,082
RenaissanceRe Holdings Ltd.	205,000	21,935
Redwood Trust, Inc.	1,110,000	21,612
Manappuram Finance Ltd.[2]	54,930,986	21,508
Chailease Holding Co. Ltd.[1]	8,470,000	21,304
Endurance Specialty Holdings Ltd.	400,000	20,636
CenterState Banks, Inc.	1,802,400	20,187
Signature Bank[1]	157,800	19,911
Mahindra Lifespace Developers Ltd.[2]	2,157,380	19,657
IDFC Ltd.	8,478,188	19,044
Banca Generali SpA	673,069	18,525
Security Bank Corp.	6,360,000	17,965
Zenkoku Hosho Co., Ltd.	650,000	17,683
Plus500 Ltd.	2,132,000	16,720
Bank of Ireland[1]	45,456,798	15,312
Numis Corp. PLC	3,299,282	15,245
Banco Espírito Santo, SA1	18,202,870	15,005
Sino-Ocean Land Holdings Ltd.	26,777,317	13,578
TCS Group Holding PLC (GDR)[1,4]	1,046,200	6,853
TCS Group Holding PLC (GDR)[1]	839,700	5,500
Macquarie Mexican REIT	4,571,000	9,474
Home Loan Servicing Solutions, Ltd.	415,000	9,433
Soundwill Holdings Ltd.	4,690,000	7,964
Bao Viet Holdings	4,137,486	7,953
Starwood Property Trust, Inc.	330,000	7,844
Metropolitan Bank & Trust Co.	3,252,015	6,511
		2,669,486
Common stocks
		Value
Consumer staples 4.84%	Shares	(000)

Puregold Price Club, Inc.	112,906,300	$ 112,260
Super Group Ltd.[2]	89,194,000	100,861
Raia Drogasil SA, ordinary nominative	10,577,374	87,319
Emmi AG	240,600	87,091
Stock Spirits Group PLC[1,2]	15,660,200	80,068
Emami Ltd.	9,430,000	79,617
PZ Cussons PLC	12,442,000	73,781
Glanbia PLC	4,737,600	71,489
Hypermarcas SA, ordinary nominative[1]	7,392,600	64,407
Davide Campari-Milano SpA	5,388,500	46,632
7-Eleven Malaysia Holdings Bhd.[1,2]	76,209,600	39,636
Nu Skin Enterprises, Inc., Class A	490,200	36,255
Sprouts Farmers Market, Inc.[1]	998,000	32,655
VST Industries Ltd.[2]	1,003,400	29,994
Origin Enterprises PLC	2,461,024	27,744
LT Group, Inc.	81,670,000	27,616
Eurocash SA	2,068,000	27,381
Petra Foods Ltd.	8,753,000	27,377
Lenta Ltd. (GDR)[1]	2,017,462	26,025
COSMOS Pharmaceutical Corp.	242,200	25,558
Fresh Del Monte Produce Inc.	750,000	22,987
Herbalife Ltd.	295,000	19,039
Del Monte Pacific Ltd.	38,326,000	18,131
Kernel Holding SA1	1,642,578	18,038
Cosco Capital, Inc.[1]	78,351,300	17,376
O’Key Group SA (GDR)	1,546,000	14,200
Coca-Cola Icecek AS, Class C	567,512	14,010
HITEJINRO CO., LTD.	625,679	13,573
Wumart Stores, Inc., Class H	15,080,000	11,733
Bizim Toptan Satis Magazalari AS, non-registered shares	1,283,982	11,424
Real Nutriceutical Group Ltd.	39,400,000	8,896
Sundrug Co., Ltd.	194,900	8,677
Tilaknager Industries Ltd.[2]	8,890,000	8,322
Convenience Retail Asia Ltd.	11,980,000	8,131
PT Sumber Alfaria Trijaya Tbk[1]	179,315,000	7,790
R.E.A. Holdings PLC	800,000	6,666
		1,312,759
Materials 4.79%

James Hardie Industries PLC (CDI)	9,733,929	127,032
Chr. Hansen Holding A/S	2,617,000	110,210
AptarGroup, Inc.	1,400,000	93,814
Silgan Holdings Inc.	1,439,500	73,155
PolyOne Corp.	1,717,000	72,354
OM Group, Inc.[2]	1,909,000	61,909
Goodpack Ltd.[2]	30,777,000	58,498
Yingde Gases Group Co. Ltd.	46,640,000	50,609
CPMC Holdings Ltd.	46,500,000	40,078
Intrepid Potash, Inc.[1]	2,385,000	39,973
Sealed Air Corp.	1,135,000	38,783
Stillwater Mining Co.[1]	1,990,000	34,925
Boral Ltd.	6,963,382	34,472
FUCHS PETROLUB SE	717,294	30,620
Common stocks
		Value
Materials (continued)	Shares	(000)

Kenmare Resources PLC[1]	109,972,782	$ 29,172
Mayr-Melnhof Karton AG, non-registered shares	240,300	28,630
Sirius Minerals PLC[1,2]	139,533,460	28,059
Nampak Ltd.	7,817,000	27,042
Synthomer PLC	6,560,992	26,061
United States Steel Corp.	995,600	25,925
Valspar Corp.	333,700	25,425
Mountain Province Diamonds Inc.[1]	2,222,222	10,642
Mountain Province Diamonds Inc.[1,3]	2,000,000	9,386
Huhtamäki Oyj	724,000	18,935
Gem Diamonds Ltd.[1,2]	7,625,000	18,661
Symrise AG	320,500	17,464
UPL Ltd.	2,950,000	16,748
Arkema SA	165,000	16,059
Platinum Group Metals Ltd.[1]	13,475,000	16,038
Croda International PLC	422,000	15,896
Yip’s Chemical Holdings Ltd.	23,750,000	15,444
Western Areas Ltd.	3,150,000	13,723
African Minerals Ltd.[1]	11,233,121	13,361
Constellium NV, Class A1	396,000	12,696
Tiangong International Co. Ltd.	70,778,000	12,055
J.K. Cement Ltd.	1,817,212	11,690
Greatview Aseptic Packaging Co. Ltd.	13,895,000	9,502
Duluth Metals Ltd.[1,2]	7,699,700	4,257
Lonmin PLC[1]	910,000	3,694
Cape Lambert Resources Ltd.[1,2]	47,330,825	3,437
Hummingbird Resources PLC[1]	1,650,000	1,581
Eastern Platinum Ltd.[1]	13,500,000	1,328
Rusoro Mining Ltd.[1]	21,437,000	603
China Forestry Holdings Co., Ltd.[1,3]	29,142,000	376
		1,300,322
Energy 4.77%

InterOil Corp.[1]	2,344,500	149,907
Ophir Energy PLC[1]	27,363,840	103,168
Diamondback Energy, Inc.[1]	982,000	87,202
Peyto Exploration & Development Corp.	2,020,400	76,325
Bonanza Creek Energy, Inc.[1]	1,254,300	71,733
Nostrum Oil & Gas PLC[1]	5,023,150	64,474
Africa Oil Corp.[1]	5,371,067	36,745
Africa Oil Corp. (SEK denominated)[1]	3,923,713	27,307
C&J Energy Services, Inc.[1]	1,849,000	62,459
Paramount Resources Ltd.[1]	1,105,000	61,668
Concho Resources Inc.[1]	403,000	58,234
Keyera Corp.	771,200	56,815
Oasis Petroleum Inc.[1]	600,000	33,534
Gulf Keystone Petroleum Ltd.[1,4]	15,715,000	29,382
Athlon Energy Inc.[1]	575,000	27,428
Parsley Energy, Inc., Class A1	1,095,200	26,362
Lekoil Ltd. (CDI)[1,2]	14,070,000	18,300
Lekoil Ltd. (CDI)[1,2,4]	5,360,400	6,972
Memorial Resource Development Corp.[1]	1,022,300	24,903
SBM Offshore NV1	1,516,670	24,475
Common stocks
		Value
Energy (continued)	Shares	(000)

Tourmaline Oil Corp.[1]	410,000	$ 21,617
KrisEnergy Ltd.[1]	32,474,000	21,095
Exillon Energy PLC[1]	7,684,660	19,727
BNK Petroleum Inc.[1,2]	12,804,914	19,681
Oil States International, Inc.[1]	292,000	18,714
Genel Energy PLC[1]	1,067,800	18,548
PrairieSky Royalty Ltd.	483,100	17,566
Amerisur Resources PLC[1]	16,000,000	17,525
Prosafe SE	2,029,000	16,738
Cairn Energy PLC[1]	4,709,000	16,118
Aker Solutions ASA	762,000	13,243
Falkland Oil and Gas Ltd.[1]	24,225,000	10,365
Core Laboratories NV	40,000	6,682
San Leon Energy PLC[1,2]	155,300,000	5,289
Tethys Petroleum Ltd.[1,2]	12,161,000	3,761
Tethys Petroleum Ltd. (GBP denominated)[1,2]	4,647,487	1,452
Hunting PLC	350,000	5,139
African Petroleum Corp. Ltd.[1,3]	22,606,576	4,477
African Petroleum Corp. Ltd. (NOK denominated)[1]	2,661,745	542
Borders & Southern Petroleum PLC[1]	20,265,000	4,162
Range Resources Ltd.[1]	100,000,000	3,072
Coal of Africa Ltd.[1]	20,675,806	1,389
Petro-king Oilfield Services Ltd.	3,119,000	897
Esrey Energy Ltd.[1]	650,000	168
		1,295,360

Utilities 1.93%

ENN Energy Holdings Ltd.	29,722,296	213,606
Infraestructura Energética Nova, SAB de CV	13,357,600	74,111
CESC Ltd.	4,521,832	53,139
Manila Water Co., Inc.	81,300,900	47,495
APR Energy PLC	2,543,700	28,296
Greenko Group PLC[1,2]	9,748,155	27,777
Ratchaburi Electricity Generating Holding PCL	8,350,000	13,957
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipts	7,945,000	13,281
Huadian Fuxin Energy Corp. Ltd., Class H	40,770,000	21,357
Mytrah Energy Ltd.[1,2]	10,418,000	16,671
Energy World Corp. Ltd.[1]	47,700,000	14,393
		524,083

Telecommunication services 1.48%

Telephone and Data Systems, Inc.	3,021,600	78,894
Cogent Communications Holdings, Inc.	1,765,000	60,981
Reliance Communications Ltd.	18,551,252	45,125
Iridium Communications Inc.[1]	4,634,615	39,209
Total Access Communication PCL	9,964,000	34,539
tw telecom inc.[1]	500,000	20,155
T-Mobile US, Inc.[1]	576,650	19,387
United States Cellular Corp.[1]	470,000	19,176
Visto Corp.[1,2,3,5]	3,636,364	14,927
PT Sarana Menara Nusantara Tbk[1]	39,965,000	13,400
Globe Telecom, Inc.	365,000	13,379
RingCentral, Inc., Class A1	835,000	12,634
Hutchison Telecommunications Hong Kong Holdings Ltd.	28,662,000	11,686
NewSat Ltd.[1]	26,555,563	6,886
NII Holdings, Inc., Class B1,2	11,042,000	6,073
Hellenic Telecommunications Organization SA1	275,000	4,067
		400,518

Miscellaneous 4.97%

Other common stocks in initial period of acquisition		1,349,347
Total common stocks (cost: $17,030,320,000)		24,501,746
Preferred securities 0.01%

Miscellaneous 0.01%

Other preferred securities in initial period of acquisition		2,526
Total preferred securities (cost: $1,425,000)		2,526
Rights & warrants 0.05%

Information technology 0.04%

Foursquare Labs, Inc., warrants, expire 2033[1,3,5]	1,163,990	11,698

Materials 0.00%

Sirius Minerals PLC, warrants, expire 2015[1,2,3]	40,000,000	904

Miscellaneous 0.01%

Other rights & warrants in initial period of acquisition		1,414
Total rights & warrants (cost: $927,000)		14,016
Convertible securities 0.39%
	Shares or
Information technology 0.13%	principal amount

Foursquare Labs, Inc., Series D, convertible preferred[3,5]	1,551,988	20,000
DocuSign, Inc., Series B1, convertible preferred[3,5]	19,947	237
DocuSign, Inc., Series D, convertible preferred[3,5]	47,810	569
DocuSign, Inc., Series B, convertible preferred[3,5]	66,593	792
DocuSign, Inc., Series E, convertible preferred[3,5]	1,236,304	14,708
		36,306

Health care 0.11%

Proteus Digital Health, Inc., Series G, convertible preferred[3,5]	1,902,587	25,000
Stem CentRx, Inc., Series F-1, convertible preferred[3,5]	332,000	4,007
		29,007

Financials 0.09%

LendingClub Corp., Series F, convertible preferred[3,5]	737,372	15,000
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[5]	5,100	8,706
		23,706

Convertible securities
	Shares or	Value
Energy 0.04%	principal amount	(000)

Clean Energy Fuels Corp. 5.25% convertible notes 2018[4]	$10,833,000	$ 10,569

Telecommunication services 0.02%

Iridium Communications Inc., Series A, convertible preferred[4]	60,000	6,689

Consumer discretionary 0.00%

Spot Runner, Inc., Series C, convertible preferred[1,3,5]	1,626,016	—

Total convertible securities (cost: $109,940,000)		106,277
Bonds, notes & other debt instruments 0.27%
	Principal amount
U.S. Treasury bonds & notes 0.25%	(000)

U.S. Treasury 0.25% 2015	$ 19,700	19,726
U.S. Treasury 4.00% 2015[6]	45,500	46,611
		66,337
Consumer discretionary 0.01%

Central European Media Enterprises Ltd., First Lien, 15.00% 2017[7]	3,580	3,793

Telecommunication services 0.01%

NII Capital Corp. 10.00% 2016[2]	5,000	1,575
NII Capital Corp. 7.625% 2021[2]	4,000	1,170
		2,745
Total bonds, notes & other debt instruments (cost: $74,121,000)		72,875

Short-term securities 9.17%

Freddie Mac 0.055%–0.145% due 7/16/2014–6/16/2015	340,500	340,365
Fannie Mae 0.07%–0.135% due 8/6/2014–1/5/2015	295,300	295,254
Federal Home Loan Bank 0.06%–0.165% due 7/16–11/28/2014	290,880	290,855
Mizuho Funding LLC 0.185%–0.195% due 7/23–8/6/2014[4]	166,300	166,279
International Bank for Reconstruction and Development 0.10%–0.14% due 7/7–8/22/2014	141,500	141,498
Nordea Bank AB 0.155%–0.22% due 7/10–11/19/2014[4]	129,600	129,563
Toronto-Dominion Holdings USA Inc. 0.11%–0.21% due 7/1/2014–1/26/2015[4]	116,700	116,645
ANZ National (International) Ltd. 0.18%–0.20% due 8/14–8/15/2014[4]	102,600	102,584
Gotham Funding Corp. 0.16%–0.17% due 7/1–8/12/2014 [4]	69,800	69,796
Mitsubishi UFJ Trust and Banking Corp. 0.16% due 7/17/2014[4]	28,000	27,998
Electricité de France 0.20%–0.33% due 10/1/2014–1/2/2015[4]	96,800	96,651
Federal Farm Credit Banks 0.11%–0.14% due 9/5/2014–4/13/2015	86,500	86,454
Coca-Cola Co. 0.12% due 10/6–10/15/2014[4]	81,000	80,969
Reckitt Benckiser Treasury Services PLC 0.20%–0.23% due 11/21–12/4/2014[4]	80,000	79,938
General Electric Capital Corp. 0.13% due 10/1/2014	66,500	66,481
Siemens Capital Co. LLC 0.11%–0.12% due 9/18/2014[4]	61,416	61,395
Total Capital Canada Ltd. 0.08%–0.10% due 7/14–9/24/2014[4]	54,800	54,794
John Deere Financial Ltd. 0.09% due 7/16/2014[4]	24,400	24,399
John Deere Bank SA 0.09% due 7/18/2014[4]	20,000	19,999
Sumitomo Mitsui Banking Corp. 0.25% due 8/7/2014[4]	42,750	42,742
Thunder Bay Funding, LLC 0.15%–0.21% due 8/14–10/21/2014[4]	41,700	41,683

	Principal amount	Value
Short-term securities	(000)	(000)

Commonwealth Bank of Australia 0.15% due 8/26/2014[4]	$35,000	$ 34,993
Kells Funding, LLC 0.20% due 8/18/2014[4]	25,000	24,995
AstraZeneca PLC 0.10% due 7/10/2014[4]	24,300	24,299
American Honda Finance Corp. 0.10% due 7/15/2014	24,000	23,999
Jupiter Securitization Co., LLC 0.28% due 11/13/2014[4]	24,000	23,982
IBM Corp. 0.09% due 7/28/2014[4]	10,000	10,000
Svenska Handelsbanken Inc. 0.12% due 7/25/2014[4]	10,000	9,999
Total short-term securities (cost: $2,488,482,000)		2,488,609
Total investment securities (cost: $19,705,215,000)		27,186,049
Other assets less liabilities		(55,455)
Net assets		$27,130,594

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $197,735,000 over the prior 12-month period.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 6/30/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	7/17/2014	Barclays Bank PLC	$2,709	A$2,900	$ (22)
Australian dollars	7/18/2014	UBS AG	$3,690	A$4,000	(76)
Canadian dollars	7/11/2014	UBS AG	$31,044	C$34,000	(811)
Euros	7/10/2014	HSBC Bank	$9,477	€6,950	(41)
Japanese yen	7/10/2014	Bank of New York Mellon	$8,534	¥875,000	(104)
Japanese yen	7/11/2014	Barclays Bank PLC	$63,369	¥6,440,000	(207)
Japanese yen	7/15/2014	Bank of New York Mellon	$8,790	¥900,000	(95)
Japanese yen	7/23/2014	Bank of New York Mellon	$1,570	¥160,345	(13)
Japanese yen	8/14/2014	Bank of New York Mellon	$39,649	¥4,046,655	(310)
					$(1,679)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2014, appear below.

						Value of
					Dividend or	affiliates at
	Beginning shares or			Ending shares or	interest income	6/30/2014
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Synageva BioPharma Corp.[1]	2,230,074	44,700	84,700	2,190,074	$ —	$229,520
Domino’s Pizza, Inc.	2,940,000	200,000	—	3,140,000	2,108	229,503
Myriad Genetics, Inc.[1]	2,758,800	2,851,756	—	5,610,556	—	218,363
Lions Gate Entertainment Corp.	7,381,000	1,226,605	1,261,605	7,346,000	943	209,949
Molina Healthcare, Inc.[1]	3,417,000	52,800	—	3,469,800	—	154,857
TriQuint Semiconductor, Inc.[1,8]	2,619,500	6,292,500	—	8,912,000	—	140,899
GW Pharmaceuticals PLC (ADR)[1]	—	1,212,300	—	1,212,300	$ —	$130,068
AA PLC[1]	—	29,599,428	—	29,599,428	—	125,628
Demandware, Inc.[1]	2,200,000	50,000	447,000	1,803,000	—	125,074
Emeritus Corp.[1]	2,729,700	1,050,000	299,700	3,480,000	—	110,142
Super Group Ltd.	44,597,000	44,597,000	—	89,194,000	2,504	100,861
Ted Baker PLC	2,882,993	272,000	—	3,154,993	1,681	97,784
Northgate PLC	10,626,805	—	—	10,626,805	559	95,389
Coupons.com Inc.[1,3]	—	3,287,996	—	3,287,996	—	75,261
Coupons.com Inc.[1]	—	700,000	—	700,000	—	18,417
Coupons.com Inc., Series B,
convertible preferred	8,191,724	—	8,191,724	—	—	—
Stock Spirits Group PLC[1]	—	15,660,200	—	15,660,200	—	80,068
Xoom Corp.[1]	—	3,035,570	—	3,035,570	—	80,018
bluebird bio, Inc.[1]	1,695,648	249,367	—	1,945,015	—	75,019
Ultragenyx Pharmaceutical Inc.[1,3]	—	889,971	1	889,970	—	36,355
Ultragenyx Pharmaceutical Inc.[1]	—	668,987	—	668,987	—	30,031
Ultragenyx Pharmaceutical Inc.,
Series B, convertible preferred	2,789,614	—	2,789,614	—	196	—
OM Group, Inc.	1,820,000	89,000	—	1,909,000	280	61,909
Goodpack Ltd.	30,777,000	—	—	30,777,000	1,226	58,498
Boer Power Holdings Ltd.	39,202,000	—	—	39,202,000	1,566	48,406
Galapagos NV1	2,378,928	—	—	2,378,928	—	46,191
ICG Group, Inc.[1]	1,137,000	957,000	—	2,094,000	—	43,723
Takeuchi Mfg. Co., Ltd.	—	1,232,300	—	1,232,300	121	42,088
Continental Building Products, Inc.[1]	—	2,705,000	—	2,705,000	—	41,657
7-Eleven Malaysia Holdings Bhd.[1]	—	76,209,600	—	76,209,600	—	39,636
Cox & Kings Ltd.[1]	10,592,000	—	—	10,592,000	—	37,432
Cox & Kings Ltd. (GDR)[3]	330,000	—	—	330,000	—	1,166
Mistras Group, Inc.[1]	2,052,000	—	592,000	1,460,000	—	35,799
KEYW Holding Corp.[1]	2,836,400	—	—	2,836,400	—	35,654
Stock Building Supply Holdings, Inc.[1,8]	1,000,000	785,000	—	1,785,000	—	35,218
Zeltiq Aesthetics, Inc.[1]	—	2,070,000	—	2,070,000	—	31,443
VST Industries Ltd.	715,400	288,000	—	1,003,400	—	29,994
Montage Technology Group Ltd.[1,8]	1,231,884	967,916	776,938	1,422,862	—	29,439
Sirius Minerals PLC[1]	52,304,735	87,228,725	—	139,533,460	—	28,059
Sirius Minerals PLC, warrants,
expire 2015[1,3]	—	40,000,000	—	40,000,000	—	904
Greenko Group PLC[1]	9,748,155	—	—	9,748,155	—	27,777
Poya Co., Ltd.	—	4,666,000	—	4,666,000	—	27,270
Neovasc Inc.[1]	—	4,277,000	—	4,277,000	—	26,655
Inphi Corp.[1,8]	762,363	965,634	—	1,727,997	—	25,367
Installed Building Products, Inc.[1]	—	2,068,345	—	2,068,345	—	25,337
Lekoil Ltd. (CDI)[1]	14,070,000	5,664,000	5,664,000	14,070,000	—	18,300
Lekoil Ltd. (CDI)[1,4]	—	5,360,400	—	5,360,400	—	6,972
XenoPort, Inc.[1]	3,620,000	1,149,000	—	4,769,000	—	23,034
ARC Document Solutions, Inc.[1]	2,765,764	1,778,354	809,363	3,734,755	—	21,886
Manappuram Finance Ltd.	54,930,986	—	—	54,930,986	792	21,508
ChemoCentryx, Inc.[1]	3,131,800	295,000	—	3,426,800	—	20,047
BNK Petroleum Inc.[1]	11,543,380	1,261,534	—	12,804,914	—	19,681
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380	—	19,657
Suprema Inc.[1]	868,200	—	—	868,200	—	19,092
Gem Diamonds Ltd.[1]	7,750,000	1,861,686	1,986,686	7,625,000	—	18,661
Mothercare PLC	4,480,000	—	30,000	4,450,000	—	18,183
TravelCenters of America LLC[1]	1,581,250	442,500	—	2,023,750	—	17,971
Mytrah Energy Ltd.[1]	10,418,000	—	—	10,418,000	—	16,671
GI Dynamics, Inc. (CDI)[1]	—	30,320,000	—	30,320,000	—	16,582
ValueVision Media, Inc., Class A1	3,440,761	—	256,591	3,184,170	—	15,889
Frigoglass SAIC[1]	3,052,380	—	—	3,052,380	—	15,548
Tribhovandas Bhimji Zaveri Ltd.	3,439,332	896,400	—	4,335,732	—	15,066
Visto Corp.[1,3,5]	3,636,364	—	—	3,636,364	—	14,927
Houston Wire & Cable Co.	1,678,900	—	528,900	1,150,000	449	14,271
Papa Murphy’s Holdings, Inc.[1]	—	1,102,000	—	1,102,000	—	10,557
iEnergizer Ltd.[1]	—	7,650,500	—	7,650,500	—	10,474
NII Holdings, Inc., Class B1	5,595,000	6,442,000	995,000	11,042,000	—	6,073
NII Capital Corp. 10.00% 2016	—	$5,000,000	—	$5,000,000	573	1,575
NII Capital Corp. 7.625% 2021	—	$4,000,000	—	$4,000,000	137	1,170
Tilaknager Industries Ltd.	8,890,000	—	—	8,890,000	—	8,322
Talwalkars Better Value Fitness Ltd.	1,694,000	—	—	1,694,000	—	5,405
San Leon Energy PLC[1]	—	155,300,000	—	155,300,000	—	5,289
Tethys Petroleum Ltd.[1]	12,161,000	—	—	12,161,000	—	3,761
Tethys Petroleum Ltd. (GBP denominated)[1]	1,147,487	3,500,000	—	4,647,487	—	1,452
Mood Media Corp.[1]	6,375,000	—	—	6,375,000	—	3,047
Mood Media Corp. (CDI)[1]	3,710,000	—	—	3,710,000	—	1,773
Duluth Metals Ltd.[1]	7,699,700	—	—	7,699,700	—	4,257
Cape Lambert Resources Ltd.[1]	47,330,825	—	—	47,330,825	—	3,437
Powerland AG, non-registered shares[1]	1,200,000	—	—	1,200,000	—	3,262
China High Precision Automation
Group Ltd.[1,3]	67,422,000	—	14,390,000	53,032,000	—	684
CEC Unet PLC[1,3]	35,100,775	—	—	35,100,775	—	—
Agilysys, Inc.[1,9]	1,280,591	—	325,810	954,781	—	—
AIA Engineering Ltd.[9]	4,840,050	—	3,932,500	907,550	—	—
ArthroCare Corp.[9]	2,232,950	2,129	2,235,079	—	—	—
Autoneum Holding AG9	373,780	—	373,780	—	—	—
Bizim Toptan Satis Magazalari AS,
non-registered shares[9]	2,466,000	—	1,182,018	1,283,982	231	—
Body Central Corp.[9]	—	1,080,000	1,080,000	—	—	—
Cadence Pharmaceuticals, Inc.[9]	5,939,969	—	5,939,969	—	—	—
Comfort Systems USA, Inc.[9]	2,476,000	—	2,476,000	—	136	—
Domino’s Pizza Enterprises Ltd.[9]	4,752,365	—	1,653,249	3,099,116	647	—
Exelixis, Inc.[9]	9,216,800	600,552	9,817,352	—	—	—
Falkland Oil and Gas Ltd.[1,9]	24,225,000	—	—	24,225,000	—	—
First Southern Bancorp, Inc.[9]	1,344,915	889,774	2,234,689	—	—	—
First Southern Bancorp, Inc., Series C,
convertible preferred[9]	2,299	—	2,299	—	—	—
Gran Colombia Gold SA9	906,700	—	906,700	—	—	—
Home Federal Bancorp, Inc.[9]	1,384,249	—	1,384,249	—	166	—
Iridium Communications Inc.[1,9]	4,721,812	2,587,327	2,674,524	4,634,615	—	—
Iridium Communications Inc., Series A,
convertible preferred[4,9]	60,000	—	—	60,000	315	—
Kingdee International Software
Group Co. Ltd.[1,9]	134,868,000	—	84,868,000	50,000,000	—	—
LSL Property Services PLC[9]	5,956,350	—	1,790,000	4,166,350	667	—
Manila Water Co., Inc.[9]	104,200,900	—	22,900,000	81,300,900	1,253	—
MonotaRO Co., Ltd.[9]	3,348,300	224,400	1,058,900	2,513,800	301	—
Moog Inc., Class A1,9	2,282,800	348,000	—	2,630,800	—	—
Mvelaserve Ltd.[9]	9,194,800	—	9,194,800	—	—	—
OpenTable, Inc.[1,9]	1,490,000	290,000	1,230,000	550,000	—	—
Ophir Energy PLC[1,9]	30,708,378	5,918,400	9,262,938	27,363,840	—	—
Orexigen Therapeutics, Inc.[1,9]	6,535,000	550,200	1,625,000	5,460,200	—	—
Orthofix International NV1,9	1,116,826	—	739,826	377,000	—	—
Petrodorado Energy Ltd.[9]	38,400,000	—	38,400,000	—	—	—
Puregold Price Club, Inc.[9]	149,636,300	—	36,730,000	112,906,300	551	—
Rally Software Development Corp.[1,8,9]	656,217	1,043,783	1,100,000	600,000	—	—
Responsys, Inc.[9]	2,815,000	—	2,815,000	—	—	—
Schweitzer-Mauduit International, Inc.[9]	1,742,800	—	1,742,800	—	796	—
Tsukui Corp.[9]	2,595,000	—	2,595,000	—	70	—
Vistaprint NV1,9	1,860,000	—	689,180	1,170,820	—	—
Vocus, Inc.[9]	1,513,538	—	1,513,538	—	—	—
					$18,268	$3,547,312

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $313,075,000, which represented 1.15% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,321,710,000, which represented 4.87% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	$ 20,000	$ 20,000.07%
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	11,698.04
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014	25,000	25,000.09
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	14,708.06
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	792.00
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	569.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	237.00
LendingClub Corp., Series F, convertible preferred	4/15/2014	15,000	15,000.06
Visto Corp.	8/27/2012	20,000	14,927.06
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	5,100	8,706.03
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	4,007	4,007.02
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Total restricted securities		$149,679	$115,644.43%

6A portion of this security was pledged as collateral. The total value of pledged collateral was $673,000, which represented less than .01% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2013; it was not publicly disclosed.

9Unaffiliated issuer at 6/30/2014.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 5,218,312	$ 76,427	$ 30	$ 5,294,769
	Health care	3,903,727	36,355	—	3,940,082
	Industrials	3,254,541	11,448	—	3,265,989
	Information technology	3,137,604	10,743	684	3,149,031
	Financials	2,628,447	41,039	—	2,669,486
	Consumer staples	1,312,759	—	—	1,312,759
	Materials	1,290,560	9,386	376	1,300,322
	Energy	1,290,883	4,477	—	1,295,360
	Utilities	524,083	—	—	524,083
	Telecommunication services	385,591	—	14,927	400,518
	Miscellaneous	1,336,493	—	12,854	1,349,347
	Preferred securities	2,526	—	—	2,526
	Rights & warrants	—	2,318	11,698	14,016
	Convertible securities	—	25,964	80,313	106,277
	Bonds, notes & other debt instruments	—	72,875	—	72,875
	Short-term securities	—	2,488,609	—	2,488,609
Total		$24,285,526	$2,779,641	$120,882	$27,186,049

		Other investments*

		Level 1	Level 2	Level 3	Total

Liabilities:
	Unrealized depreciation on open forward currency contracts	$—	$(1,679)	$—	$(1,679)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 8,360,460
Gross unrealized depreciation on investment securities	(1,020,810)
Net unrealized appreciation on investment securities	7,339,650
Cost of investment securities for federal income tax purposes	19,846,399

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

A$ = Australian dollars

CAD/C$ = Canadian dollars

€ = Euros

GBP = British pounds

¥ = Japanese yen

NOK = Norwegian kronor

SEK = Swedish kroner

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-035-0814O-S42157

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 28, 2014